Discontinued Operations: (Details 1) - USD ($) $ in Thousands	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal	$ 0		$ (3,610)											$ 0	$ (3,610)	$ (3,618)	$ 395	$ (3,084)
Total discontinued operations		$ (825)	(3,994)	$ (447)	$ (135)	$ (1,252)	$ (1,548)	$ (1,279)	$ (2,070)	$ (4,650)	$ (1,548)	$ (995)	$ (1,013)			(5,401)	(6,149)	(8,206)
Dietary Supplement Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	0		297											0	2,139	2,139	9,141	6,188
Cost of goods sold	0		508											0	1,291	1,169	5,019	3,270
Gross (deficit) margin	0		(211)											0	848	970	4,122	2,918
Operating expenses	10		173											81	1,845	2,753	10,667	6,371
Operating loss from discontinued operations	$ (10)		$ (384)											$ (81)	$ (997)	(1,783)	(6,545)	(3,453)
Gain (loss) on disposal																(3,609)	0	0
Total discontinued operations																(5,392)	(6,545)	(3,453)
Dissolvable Tobacco [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales																0	0	418
Cost of goods sold																0	0	1,358
Gross (deficit) margin																0	0	(940)
Operating expenses																0	0	729
Operating loss from discontinued operations																0	0	(1,669)
Gain (loss) on disposal																(9)	395	(3,084)
Total discontinued operations																$ (9)	$ 395	$ (4,753)